Fair Value Measurements (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurements (Details) [Line Items]
Cash withdrawal from trust account			$ 1,381,050	$ 123,251	$ 731,214
Fair value transfer measurement
Franchise and income taxes paid			$ 247,259,068
Shares issued, Price per share (in Dollars per share)					$ 10
Forward Contracts [Member]
Fair Value Measurements (Details) [Line Items]
Share purchased (in Shares)			2,500,000
US Treasury Securities [Member]
Fair Value Measurements (Details) [Line Items]
Asset held trust					$ 279,107,161
Money Market Funds [Member]
Fair Value Measurements (Details) [Line Items]
Asset held trust					11,338,047
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Fair Value Measurements (Details) [Line Items]
Asset held trust					290,737,917	287,523,555
Fair Value, Inputs, Level 1 [Member] | Cash [Member] | Fair Value, Recurring [Member]
Fair Value Measurements (Details) [Line Items]
Asset held trust	$ 45,351,623		$ 45,351,623		292,710	79
Fair Value, Inputs, Level 1 [Member] | Warrant [Member] | Fair Value, Recurring [Member]
Fair Value Measurements (Details) [Line Items]
Fair value transfer measurement						11,500,000
Fair Value, Inputs, Level 2 [Member] | Derivative Financial Instruments, Liabilities [Member] | Fair Value, Recurring [Member]
Fair Value Measurements (Details) [Line Items]
Fair value transfer measurement					$ 0
Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements (Details) [Line Items]
Shares issued, Price per share (in Dollars per share)	$ 0.6		$ 0.6
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Fair Value Measurements (Details) [Line Items]
Fair value transfer measurement
Fair Value, Inputs, Level 3 [Member] | Warrant [Member] | Fair Value, Recurring [Member]
Fair Value Measurements (Details) [Line Items]
Fair value transfer measurement						11,500,000
Fair Value, Inputs, Level 3 [Member] | Derivative Financial Instruments, Liabilities [Member] | Fair Value, Recurring [Member]
Fair Value Measurements (Details) [Line Items]
Fair value transfer measurement						$ 11,500,000